Interim Consolidated Statements of Comprehensive Income/(Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 18,756	$ 25,715
Expenses:
Voyage related costs and commissions	(1,571)	(3,315)
Vessel operating expenses	(6,965)	(6,116)
General and administrative expenses	(4,573)	(1,546)
Management fees, related parties	(686)	(498)
Management fees, other	(251)	(244)
Amortization of special survey costs	(264)	(194)
Depreciation	(3,752)	(3,095)
Operating income	694	10,707
Other expenses, net:
Interest and finance costs	(2,944)	(3,073)
Interest income	857	1,261
Total other expenses, net	(2,087)	(1,812)
Net income/(loss)	(1,393)	8,895
Loss/(Gain) attributable to non-controlling interests	156	(53)
Net income/(loss) attributable to Pyxis Tankers Inc.	(1,237)	8,842
Dividend Series A Convertible Preferred Stock		(383)
Net income/(loss) attributable to common shareholders	$ (1,237)	$ 8,459
Income/(loss) per common share, basic	$ (0.12)	$ 0.81
Income/(loss) per common share, diluted	$ (0.12)	$ 0.73
Weighted average number of common shares, basic	10,417,915	10,479,962
Weighted average number of common shares, diluted	10,417,915	12,124,208